Retirement benefits - Weighted-Average Asset Allocation of Said Plan Assets for Pension Benefits (Detail) - Pension	Mar. 31, 2025
Funds managed by trust
Weighted-average asset allocation	100.00%
Government Securities
Funds managed by trust
Weighted-average asset allocation	89.30%
Debenture and bonds
Funds managed by trust
Weighted-average asset allocation	10.70%
Other
Funds managed by trust
Weighted-average asset allocation	0.00%